Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Net income (loss) applicable to common stock	$ 131,259	$ 105,940	$ 80,253
Basic (in shares)	49,794	51,759	51,697
Basic earnings per average common share	$ 2.64	$ 2.05	$ 1.55
Stock-based compensation plan	266	11	111
Total average common shares outstanding diluted (in shares)	50,060	51,770	51,808
Diluted earnings per average common share (in dollars per share)	$ 2.62	$ 2.05	$ 1.55